Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2011
Income taxes
Period over which minimum cumulative change in percentage of ownership is considered for determining the limitation on the annual utilization of the entity's net operating loss and tax credit carryforwards	3 years
Minimum percentage of cumulative change in ownership which may substantially limit the annual utilization of the entity's net operating loss and tax credit carryforwards	50.00%
Reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations
Income tax benefit using U.S. federal statutory rate (as a percent)	34.00%
State income taxes, net of federal benefit (as a percent)	5.47%
Research and development tax credits (as a percent)	1.70%
Permanent items (as a percent)	(3.93%)
Change in the valuation allowance (as a percent)	(37.24%)
Other (as a percent)	0.00%
Tax rate used to compute income taxes reflected in operations (as a percent)	0.00%
Deferred tax assets:
Net operating loss carryforwards	$ 750
Research and development credits	67
Stock-based compensation	22
Other	138
Gross deferred tax assets	977
Valuation allowance	(977)
Net deferred tax asset	$ 0